Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2024 MBbls Bcf MMBbls	Dec. 31, 2023 MBbls MMBbls Bcf	Dec. 31, 2022 MMBbls Bcf
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	546	606	643
Revisions of previous estimates	10	(63)	(72)
Extensions and discoveries	99	75	125
Improved recovery	(2)	17	(7)
Sale of minerals in place	(11)
Production for the year	(94)	(89)	(83)
Ending balance	548	546	606
Beginning balance	74	77	64
Revisions of previous estimates	(1)	5	1
Extensions and discoveries	12	8	27
Production for the year	(16)	(16)	(15)
Ending balance	69	74	77
Beginning balance | Bcf	2,536	2,826	2,447
Revisions of previous estimates | Bcf	(144)	(80)	(91)
Extensions and discoveries | Bcf	781	257	952
Improved recovery		0	1
Sale of minerals in place	(1)
Production for the year | Bcf	(484)	(467)	(483)
Ending balance | Bcf	2,688	2,536	2,826
Beginning balance	1,072	1,187	1,143
Revisions of previous estimates	(17)	(72)	(87)
Extensions and discoveries	250	127	322
Improved recovery	(2)	17	(7)
Sale of minerals in place	(11)
Production for the year	(196)	(187)	(184)
Ending balance	1,096	1,072	1,187
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	263	262	322
Ending balance	284	263	262
Beginning balance	41	36	34
Ending balance	44	41	36
Beginning balance | Bcf	1,656	1,637	1,676
Ending balance | Bcf	1,627	1,656	1,637
Beginning balance	599	590	655
Ending balance	618	599	590
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	283	344	321
Ending balance	264	283	344
Beginning balance	33	41	30
Ending balance	25	33	41
Beginning balance | Bcf	880	1,189	771
Ending balance | Bcf	1,061	880	1,189
Beginning balance	473	597	488
Ending balance	478	473	597
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	546	606	643
Ending balance	548	546	606
Beginning balance	74	77	64
Ending balance	69	74	77
Beginning balance | Bcf	2,536	2,826	2,447
Ending balance | Bcf	2,688	2,536	2,826
Beginning balance	1,072	1,187	1,143
Ending balance	1,096	1,072	1,187
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	263	262	322
Ending balance	284	263	262
Beginning balance	41	36	34
Ending balance	44	41	36
Beginning balance | Bcf	1,656	1,637	1,676
Ending balance | Bcf	1,627	1,656	1,637
Beginning balance	599	590	655
Ending balance	618	599	590
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	283	344	321
Ending balance	264	283	344
Beginning balance	33	41	30
Ending balance	25	33	41
Beginning balance | Bcf	880	1,189	771
Ending balance | Bcf	1,061	880	1,189
Beginning balance	473	597	488
Ending balance	478	473	597
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	546	606	643
Revisions of previous estimates	10	(63)	(72)
Extensions and discoveries	99	75	125
Improved recovery	(2)	17	(7)
Sale of minerals in place	(11)
Production for the year	(94)	(89)	(83)
Ending balance	548	546	606
Beginning balance	74	77	64
Revisions of previous estimates	(1)	5	1
Extensions and discoveries	12	8	27
Production for the year	(16)	(16)	(15)
Ending balance	69	74	77
Beginning balance | Bcf	2,536	2,826	2,447
Revisions of previous estimates | Bcf	(144)	(80)	(91)
Extensions and discoveries | Bcf	781	257	952
Improved recovery		0	1
Sale of minerals in place	(1)
Production for the year | Bcf	(484)	(467)	(483)
Ending balance | Bcf	2,688	2,536	2,826
Beginning balance	1,072	1,187	1,143
Revisions of previous estimates	(17)	(72)	(87)
Extensions and discoveries	250	127	322
Improved recovery	(2)	17	(7)
Sale of minerals in place	(11)
Production for the year	(196)	(187)	(184)
Ending balance	1,096	1,072	1,187
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	263	262	322
Ending balance	284	263	262
Beginning balance	41	36	34
Ending balance	44	41	36
Beginning balance | Bcf	1,656	1,637	1,676
Ending balance | Bcf	1,627	1,656	1,637
Beginning balance	599	590	655
Ending balance	618	599	590
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	283	344	321
Ending balance	264	283	344
Beginning balance	33	41	30
Ending balance	25	33	41
Beginning balance | Bcf	880	1,189	771
Ending balance | Bcf	1,061	880	1,189
Beginning balance	473	597	488
Ending balance	478	473	597
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	546	606	643
Ending balance	548	546	606
Beginning balance	74	77	64
Ending balance	69	74	77
Beginning balance | Bcf	2,536	2,826	2,447
Ending balance | Bcf	2,688	2,536	2,826
Beginning balance	1,072	1,187	1,143
Ending balance	1,096	1,072	1,187
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	263	262	322
Ending balance	284	263	262
Beginning balance	41	36	34
Ending balance	44	41	36
Beginning balance | Bcf	1,656	1,637	1,676
Ending balance | Bcf	1,627	1,656	1,637
Beginning balance	599	590	655
Ending balance	618	599	590
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	283	344	321
Ending balance	264	283	344
Beginning balance	33	41	30
Ending balance	25	33	41
Beginning balance | Bcf	880	1,189	771
Ending balance | Bcf	1,061	880	1,189
Beginning balance	473	597	488
Ending balance	478	473	597